BORROWINGS (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
BORROWINGS
Short-term	$ 596,556,547	$ 479,058,697
Long-term, current portion	137,061,876	91,834,952
Subtotal	733,618,423	570,893,649
Long-term	56,580,128	144,668,887
Total	790,198,551	715,562,536
Maximum bank credit facilities	1,207,002,093	1,407,552,562
Bank credit facilities drawn down	707,200,012	714,905,784
Available bank credit facilities	499,802,081	692,646,778
Secured long-term borrowings	193,642,004	236,500,000
Carrying amount of property plant and equipment secured for borrowing	246,160,830	265,000,539
Carrying amount of prepaid land use right secured for borrowing	20,018,029	15,603,442
Carrying amount of accounts receivable secured for borrowing	4,313,924	7,435,279
Short-term
Weighted average interest rate (as a percent)	6.63%	5.38%	4.72%
Long-term
Weighted average interest rate (as a percent)	6.92%	6.54%	6.33%
Future principal repayment on the long-term bank loans
2013	137,061,876
2014	13,643,435
2015	10,433,215
2016 and after	32,503,478
Total	193,642,004	236,500,000
Interest expense
Interest expense incurred	54,846,828	40,898,780	28,827,891
Interest expense capitalized	4,218,121	3,708,484	5,582,293
ReneSola Zhejiang
Long-term
long-term borrowings associating financial covenant related to asset-liability ratio and current ratio	4,815,330
Long-term | Mr. Xianshou Li and his family
BORROWINGS
Guarantees provided by related party for debt	59,389,070	82,619,680
Interest rate reset period	3 months
Secured debt
BORROWINGS
Short-term	77,331,959	16,682,820
Secured long-term borrowings	56,580,128	107,246,700
Future principal repayment on the long-term bank loans
Total	$ 56,580,128	$ 107,246,700